Document and Entity Information	Nov. 03, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	AURORA INNOVATION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40216
Entity Tax Identification Number	98-1562265
Entity Address, Address Line One	50 33rd St
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15201
City Area Code	888
Local Phone Number	583-9506
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Aurora Innovation, Inc., a Delaware corporation (the “Company ”), filed on November 4, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report).This Amendment No. 1 is being filed in order to include (a) the unaudited condensed consolidated financial statements of Aurora Innovation Holdings, Inc., a Delaware corporation (formerly known as Aurora Innovation, Inc., a Delaware corporation) (“Legacy Aurora”), as of September 30, 2021 and for the nine months ended September 30, 2021 and 2020, (b) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Aurora for the nine months ended September 30, 2021 and 2020, and (c) the unaudited pro forma condensed combined financial information as of and for the nine months ended September 30, 2021 and for the year ended December 31, 2020.This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Legacy Aurora, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference into this Form 8-K/A.
Amendment Flag	true
Entity Central Index Key	0001828108
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	AUR
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	AUROW
Security Exchange Name	NASDAQ